Financial Assets Measured at Fair Value Through Other Comprehensive Income	6 Months Ended
Jun. 30, 2024
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
4	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2023	June 30, 2024
	RM	RM	USD

At beginning of year	12,819,747	38,368,829	8,133,814
Addition	50,492,301	26,888,040	5,700,000
Disposal	(27,423,012)	(14,548,082)	(3,084,050)
Fair value adjustment	2,378,581	(7,018,825)	(1,487,922)
Currency realignment	101,212	685,966	145,418
At end of year	38,368,829	44,375,928	9,407,260

VCI Global Limited and Subsidiaries

Interim condensed consolidated financial statements (unaudited)

	December 31, 2023	June 30, 2024
	RM	RM	USD
Listed equity security
- Treasure Global Inc.	36	13	3
- YY Group Holding Limited	-	2,449,441	519,257
	36	2,449,454	519,260

Unlisted equity securities
- Sagtec Global Limited	7,746,738	7,962,634	1,688,000
- YY Group Holding Limited	23,738,105	-	-
- GlobexUS Holdings Corp	6,883,950	7,075,800	1,500,000
- Fintech Scion Limited	-	26,888,040	5,700,000
	38,368,793	41,926,474	8,888,000
	38,368,829	44,375,928	9,407,260

Quoted shares

As of December 31, 2022, quoted investment in shares measured at FVTOCI related to an equity interest of 14.55% in Treasure Global Inc (“TGL”), an entity that is listed on the Nasdaq Stock Market. In January 2023, the Company has disposed all of its 14.55% shareholdings in TGL shares.

In April 2024, YY Group Holding Limited successfully listed on the Nasdaq Stock Market.

Unquoted shares

In May 2023, the Company acquired 500 ordinary shares from Globexus Holding Corp via a share-swap arrangement, valued at USD 1,500,000.

In October 2023, the Company received a total of 800,000 ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered valued at USD 1,600,000.

In December 2023, the Company acquired approximately 4.9% or 1,631,700 ordinary shares in YY Group Holding Limited, an entity incorporated in British Virgin Islands, valued at USD 4,895,100. As of June 30, 2024, the Company disposed a total of 1,000,000 of ordinary share in YY Group Holding Limited to a third party. As at the end of the reporting period, the outstanding balance due from the third party is included in other receivables (Note 11).

As of June 30, 2024, the fair value of certain unquoted investments was determined by the Group using a third-party independent valuation firm not connected to the Group using the income approach - discounted cash flow and market approach – price earnings approach. The Group takes full responsibility for the determination of the value of the unquoted investment.

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of June 30, 2024 are shown below:

Revenue growth rate	A decrease in revenue growth rate would result in a decrease in fair value.
Weighted Average Cost of Capital (“WACC”)	An increase in WACC would result in a decrease in fair value.
Price Earnings (“P/E”) Multiples	A decrease in P/E would result in decrease in the fair value.
Discount for lack of marketability (“DLOM”)	An increase in DLOM would result in a decrease in fair value.